Fees Summary	Sep. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 250,000
Previously Paid Amount	0.00
Total Fee Amount	34.52
Total Offset Amount	0.00
Net Fee	34.52
Narrative - Max Aggregate Offering Price	$ 250,000
Final Prospectus	true